RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Statements Line Items
RELATED PARTY TRANSACTIONS [Text Block]

NOTE 15 – RELATED PARTY TRANSACTIONS

During the years ended December 31, 2018, 2017 and 2016 and in addition to the loans from related parties (note 7), the Company entered into the following transactions with related parties:

(a)

Compensation awarded to key management included a total of salaries and consulting fees of $230,000 (2017 - $466,000 and 2016 - $470,000) and non-cash stock-based compensation of $77,000 (2017 - $Nil and 2016 - $80,000). Key management includes the Company’s officers and directors. The salaries and consulting fees are included in general and administrative expenses. Included in accounts payable and accrued liabilities at December 31, 2018 is $207,000 (December 31, 2017 - $131,000 and December 31, 2016 - $262,000) owing to the two officers of the Company.

(b)

Interest expenses of $397,000 (2017 - $370,000 and 2016 - $595,000) related to the loans from related parties were paid in cash to a director of the Company and his spouse or the companies controlled by or associated with a director of the Company. And, interest expenses of $Nil (2017 - $139,000 and 2016 - $Nil) related to the loans from related parties were paid via issuance of the Company’s shares to the companies controlled by or associated with a director of the Company.